Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities (Detail) - MXN ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Previously Reported
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Total costs incurred	$ 186,544,858	$ 137,001,169
Exploration
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Total costs incurred	52,128,899	40,812,385
Development
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Total costs incurred	$ 134,415,959	$ 96,188,784